Income Taxes (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Components of Income Tax Expense
Current U.S. state	[1]	$ 505	$ 493	$ 553
Deferred U.S. state	[1]	43	941	0
Income tax expense	[1],[2]	$ 548	$ 1,434	$ 553
Income Taxes (Textual)
Statutory federal income tax rate, percent		35.00%	35.00%	35.00%

[1]	Financial information has been retrospectively adjusted for the acquisitions of the Texas Crude Systems Business and the Houston and St. Charles Terminal Services Business.
[2]	Financial information has been retrospectively adjusted for the acquisitions of the Texas Crude Systems Business and the Houston and St. Charles Terminal Services Business from Valero Energy Corporation. See Notes 1 and 3.